Morgan, Lewis & Bockius LLP
				    One Federal Street
				    Boston, MA 02110




					October 31, 2017


VIA EDGAR
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Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

	Re:	Pioneer Asset Allocation Trust
		Registration Statement on Form N-14

Ladies and Gentlemen:

	On behalf of our client, Pioneer Asset Allocation Trust (the "Registrant"), a Delaware statutory trust, we are hereby filing a combined information statement and registration statement on Form N-14, with exhibits (the "Registration Statement").

	The Registration Statement relates to a proposed reorganization of each of Pioneer Solutions - Conservative Fund and Pioneer Solutions - Growth Fund with Pioneer Solutions - Balanced Fund, a series of the Registrant.

	The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. It is proposed that this filing will become effective on November 30, 2017 pursuant to Rule 488.

	Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any questions relating to the filing.

					Sincerely,


					/s/ Jeremy B. Kantrowitz
					------------------------
					Jeremy B. Kantrowitz